Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events

(16)         SUBSEQUENT EVENTS

Management of the Company has reviewed subsequent events from December 31, 2010 through the date of filing and concluded that there were no subsequent events requiring adjustment to or disclosure in these financial statements.